Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid CEO(2) $	Average Summary Compensation Table Total for other NEOs(3) $	Average Compensation Actually Paid for other NEOs(2)(3) $	Value of initial fixed $100 investment based on:		Net Income (loss) $ in thousands	Economic Adjusted EBITDA(5) $ in thousands
					TSR(4)	Peer Group TSR(4)
2023	15,457,854	24,828,074	2,495,728	4,718,595	106.25	168.00	454,754	1,368,171
2022	8,329,965	(1,363,805)	2,473,443	267,940	64.36	140.99	(257,138)	1,416,515
2021	10,349,548	8,835,209	2,934,705	2,529,324	92.27	108.82	(1,397,290)	1,436,091
2020	4,662,694	4,203,284	1,480,284	1,419,654	66.74	75.04	632,984	1,440,374

(1)
Mr. Karam was the CEO for each of 2020, 2021, 2022 and 2023.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details the adjustments made to Summary Compensation Table totals. Specifically, the equity-based award adjustments for each year include, where applicable, the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Adjustments
Year	Executive(s)	Summary Compensation Table (SCT) Total for Covered Year ($)	Subtract Stock Award Value as Reported in SCT for Covered Year ($)	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Add, for Awards Granted and Vest in the Covered Year, Fair Value as of Vesting Date ($)	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year ($)	Add Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards During Covered Year ($)	Compensation Actually Paid ($)
2023	CEO	15,457,854	(5,364,344)	9,909,536	5,103,707	—	544,606	(823,285)	—	24,828,074
	Other NEOs	2,495,728	(1,296,113)	2,394,307	1,189,032	—	125,794	(190,153)	—	4,718,595

(3)
For each of 2020, 2021, 2022 and 2023, the other NEOs were Ms. Charletta and Messrs. Moore, Oliver and Pietrandrea.

(4)
TSR is determined based on the value of an initial fixed investment of  $100. The TSR peer group consists of the Alerian US Midstream Energy Index.

(5)
See Appendix A for a reconciliation of Economic Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.

Named Executive Officers, Footnote	1) Mr. Karam was the CEO for each of 2020, 2021, 2022 and 2023. (3) For each of 2020, 2021, 2022 and 2023, the other NEOs were Ms. Charletta and Messrs. Moore, Oliver and Pietrandrea.
Peer Group Issuers, Footnote	(4) TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Alerian US Midstream Energy Index.
PEO Total Compensation Amount	$ 15,457,854	$ 8,329,965	$ 10,349,548	$ 4,662,694
PEO Actually Paid Compensation Amount	$ 24,828,074	(1,363,805)	8,835,209	4,203,284
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details the adjustments made to Summary Compensation Table totals. Specifically, the equity-based award adjustments for each year include, where applicable, the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Adjustments
Year	Executive(s)	Summary Compensation Table (SCT) Total for Covered Year ($)	Subtract Stock Award Value as Reported in SCT for Covered Year ($)	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Add, for Awards Granted and Vest in the Covered Year, Fair Value as of Vesting Date ($)	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year ($)	Add Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards During Covered Year ($)	Compensation Actually Paid ($)
2023	CEO	15,457,854	(5,364,344)	9,909,536	5,103,707	—	544,606	(823,285)	—	24,828,074
	Other NEOs	2,495,728	(1,296,113)	2,394,307	1,189,032	—	125,794	(190,153)	—	4,718,595

Non-PEO NEO Average Total Compensation Amount	$ 2,495,728	2,473,443	2,934,705	1,480,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,718,595	267,940	2,529,324	1,419,654
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details the adjustments made to Summary Compensation Table totals. Specifically, the equity-based award adjustments for each year include, where applicable, the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Adjustments
Year	Executive(s)	Summary Compensation Table (SCT) Total for Covered Year ($)	Subtract Stock Award Value as Reported in SCT for Covered Year ($)	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Add, for Awards Granted and Vest in the Covered Year, Fair Value as of Vesting Date ($)	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year ($)	Add Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards During Covered Year ($)	Compensation Actually Paid ($)
2023	CEO	15,457,854	(5,364,344)	9,909,536	5,103,707	—	544,606	(823,285)	—	24,828,074
	Other NEOs	2,495,728	(1,296,113)	2,394,307	1,189,032	—	125,794	(190,153)	—	4,718,595

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2023 Performance Measures
As noted above, the Committee believes in a holistic evaluation of the NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2023 compensation decisions are listed in the table to the right, each of which is described in more detail in the CD&A under the section “2023 Compensation Program Elements”.

Most Important Performance Measures
Economic Adjusted EBITDA
Free Cash Flow before Changes in Working Capital
Relative TSR
Safety Proactivity Rate
Proactive Regulatory Transparency
TCFD Scenario Analysis and Report

Total Shareholder Return Amount	$ 106.25	64.36	92.27	66.74
Peer Group Total Shareholder Return Amount	168	140.99	108.82	75.04
Net Income (Loss)	$ 454,754,000	$ (257,138,000)	$ (1,397,290,000)	$ 632,984,000
Company Selected Measure Amount	1,368,171,000	1,416,515,000	1,436,091,000	1,440,374,000
PEO Name	Mr. Karam
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Adjusted EBITDA
Non-GAAP Measure Description	(5) See Appendix A for a reconciliation of Economic Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow before Changes in Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Safety Proactivity Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Proactive Regulatory Transparency
Measure:: 6
Pay vs Performance Disclosure
Name	TCFD Scenario Analysis and Report
PEO | Adjustment Type One [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,364,344)
PEO | Adjustment Type Two [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,909,536
PEO | Adjustment Type Three [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,103,707
PEO | Adjustment Type Four [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adjustment Type Five [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,606
PEO | Adjustment Type Six [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(823,285)
PEO | Adjustment Type Seven [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Adjustment Type One [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,296,113)
Non-PEO NEO | Adjustment Type Two [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,394,307
Non-PEO NEO | Adjustment Type Three [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,189,032
Non-PEO NEO | Adjustment Type Four [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Adjustment Type Five [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,794
Non-PEO NEO | Adjustment Type Six [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,153)
Non-PEO NEO | Adjustment Type Seven [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount